Note 3 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Cash, Uninsured Amount	$ 9,121,000	$ 14,596,000
Cash, FDIC Insured Amount	$ 250,000	$ 250,000